N-2	Sep. 23, 2026
Cover [Abstract]
Entity Central Index Key	0002052053
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Powerlaw Corp.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

RISK FACTORS

The following risk factor is added to “Risks Related to Our Business and Structure:”

Our payment of future dividends on our common stock is subject to the discretion and approval of our Board.

On September 23, 2026, we announced that the Board approved a monthly distribution program, with distributions to be declared quarterly for our fiscal year ending September 30, 2027. We intend to make distributions at an annual rate of 6.00%, based on our August 31, 2026 NAV per share of $16.23, which translates to a monthly distribution equal to $0.0812 per share. While we intend to make regular distributions for the foreseeable future, all subsequent distributions will be reviewed quarterly and declared at the discretion and approval of our Board and will depend upon, among other things, our results of operations, capital requirements, general business conditions, contractual restrictions under any new credit facility that we may enter into in the future on the payment of distributions, legal and regulatory restrictions on the payment of distributions, and other factors our Board deems relevant. There is no assurance that the Board will declare, or that we will pay, any distributions on our common stock in the future.

The following risk factor is added to “Tax Risks:”

All or a portion of our distributions may be treated as a return of capital for U.S. federal income tax purposes, which could reduce the basis of a shareholder’s investment in our common shares and may trigger taxable gain.

A portion of our distributions may be treated as a return of capital for U.S. federal income tax purposes. As a general matter, a portion of our distributions will be treated as a return of capital for U.S. federal income tax purposes if the aggregate amount of our distributions for a year exceeds our current and accumulated earnings and profits for that year. Stockholders should not assume that the source of distributions from the Fund are net profit. To the extent that a distribution is treated as a return of capital for U.S. federal income tax purposes, it will reduce a holder’s adjusted tax basis in the holder’s shares, and to the extent that it exceeds the holder’s adjusted tax basis, it will be treated as gain resulting from a sale or exchange of such shares. In addition, return-of-capital distributions reduce the level of assets available for investment which may negatively affect the Fund’s ability to meet its objective.

Risks Related to Our Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The following risk factor is added to “Risks Related to Our Business and Structure:”

Our payment of future dividends on our common stock is subject to the discretion and approval of our Board.

On September 23, 2026, we announced that the Board approved a monthly distribution program, with distributions to be declared quarterly for our fiscal year ending September 30, 2027. We intend to make distributions at an annual rate of 6.00%, based on our August 31, 2026 NAV per share of $16.23, which translates to a monthly distribution equal to $0.0812 per share. While we intend to make regular distributions for the foreseeable future, all subsequent distributions will be reviewed quarterly and declared at the discretion and approval of our Board and will depend upon, among other things, our results of operations, capital requirements, general business conditions, contractual restrictions under any new credit facility that we may enter into in the future on the payment of distributions, legal and regulatory restrictions on the payment of distributions, and other factors our Board deems relevant. There is no assurance that the Board will declare, or that we will pay, any distributions on our common stock in the future.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The following risk factor is added to “Tax Risks:”

All or a portion of our distributions may be treated as a return of capital for U.S. federal income tax purposes, which could reduce the basis of a shareholder’s investment in our common shares and may trigger taxable gain.

A portion of our distributions may be treated as a return of capital for U.S. federal income tax purposes. As a general matter, a portion of our distributions will be treated as a return of capital for U.S. federal income tax purposes if the aggregate amount of our distributions for a year exceeds our current and accumulated earnings and profits for that year. Stockholders should not assume that the source of distributions from the Fund are net profit. To the extent that a distribution is treated as a return of capital for U.S. federal income tax purposes, it will reduce a holder’s adjusted tax basis in the holder’s shares, and to the extent that it exceeds the holder’s adjusted tax basis, it will be treated as gain resulting from a sale or exchange of such shares. In addition, return-of-capital distributions reduce the level of assets available for investment which may negatively affect the Fund’s ability to meet its objective.